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February 2, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Capital Trust (File No. 811-07704)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxies and other soliciting materials (“Proxy Materials”) for a Special Joint Meeting of Shareholders (“Meeting”) to be held on April 28, 2017.

The Meeting is being held for the purpose of asking affected shareholders to (i) approve an Amended and Restated Investment Advisory and Administration Agreement between Schwab Capital Trust and Charles Schwab Investment Management, Inc., on behalf of each of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Global Real Estate Index Fund; and (ii) transact such other business as may properly come before each Meeting.

No fees are required in connection with this filing. Definitive copies of the Proxy Materials will be distributed to shareholders on or about February 14, 2017. Should you have any questions or comments, please contact the undersigned at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen

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